Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	May 25, 2026	Feb. 24, 2026	Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends			$ 232.1
Dividends paid, ordinary shares per share (in usd per share)	$ 0.20	$ 0.16
Dividends recognised as distributions to owners per share (in usd per share)	0.64
Dividends paid, other shares per share (in usd per share)	$ 0.44
Dividends paid, ordinary shares			$ 246.6